Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 4	$ 4	$ 75,575	$ 3,430	$ 10,032	$ 2,548	$ 4,305	$ 95,898
Balance (in Shares) at Dec. 31, 2021	38,120,000	41,880,000
Net income (loss)					7,787		39	7,826
Currency translation adjustments						(8,157)	(227)	(8,384)
Dividend to non-controlling shareholders							(254)	(254)
Appropriations to statutory reserves				544	(544)
Balance at Dec. 31, 2022	$ 4	$ 4	75,575	3,974	17,275	(5,609)	3,863	95,086
Balance (in Shares) at Dec. 31, 2022	38,120,000	41,880,000
Net income (loss)					10,294		14	10,308
Capital contribution from non-controlling shareholders							556	556
Net proceeds from initial public offering-shares			7,819					7,819
Net proceeds from initial public offering-shares (in Shares)	2,400,000
Net proceeds from initial public offering - warrants			368					368
Shares issued for warrants exercised
Shares issued for warrants exercised (in Shares)	97,513
Currency translation adjustments						(1,757)	(67)	(1,824)
Appropriations to statutory reserves				880	(880)
Balance at Dec. 31, 2023	$ 4	$ 4	83,762	4,854	26,689	(7,366)	4,366	112,313
Balance (in Shares) at Dec. 31, 2023	40,617,513	41,880,000
Net income (loss)					10,878		(51)	10,827
Capital contribution from non-controlling shareholders							2,070	2,070
Currency translation adjustments						(1,681)	(83)	(1,764)
Appropriations to statutory reserves				1,105	(1,105)
Balance at Dec. 31, 2024	$ 4	$ 4	$ 83,762	$ 5,959	$ 36,462	$ (9,047)	$ 6,302	$ 123,446
Balance (in Shares) at Dec. 31, 2024	40,617,513	41,880,000